UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Statement of Income and Comprehensive Income [Abstract]
Net income / (loss)	$ 29,124	$ (13,777)
Comprehensive income / (loss)	$ 29,124	$ (13,777)